UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

        Report for the Calendar Year or Quarter Ended: December 31, 2005

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Waterstone Asset Management, LLC

Address:  2 Carlson Parkway, Suite 260
          Plymouth, Minnesota 55447

13F File Number: 28-10925

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Martin Kalish
Title:    Chief Financial Officer
Phone:    (952) 697-4102

Signature, Place and Date of Signing:


/s/ Martin Kalish            Plymouth, Minnesota              February 7, 2006
-----------------            -------------------              ------------------
    [Signature]                  [City, State]                     [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       2

Form 13F Information Table Entry Total:  88

Form 13F Information Table Value Total: $1,338,600
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number     Name
---       --------------------     ----

1.        28- 10924                Waterstone Market Neutral Offshore Fund, Ltd.

2.        28- 10926                Waterstone Capital Offshore Advisors, LP

                                                     FORM 13F INFORMATION TABLE
   Column 1                       Column 2        Column 3    Column 4          Column 5         Col 6  Col 7         Column 8
                                                               Value      SHRS OR     SH/ PUT/   Invt   Othr      Voting Authority
Name of Issuer                 Title of Class      Cusip      (x$1000)    PRN AMT     PRN CALL   Dscn   Mngr    Sole   Shared   None
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN EXPRESS CO            COM                025816109      78,608    1,527,550  SH         Sole   None    Sole
AMERICAN FINL RLTY TR          NOTE 4.375% 7/1    02607PAB3       4,486    5,000,000  SH         Sole   None    Sole
AMERICAN TOWER CORP            CL A               029912201      16,507      609,100  SH         Sole   None    Sole
AMERIPRISE FINL INC            COM                03076C106      13,873      338,370  SH         Sole   None    Sole
AMGEN INC                      COM                031162900       1,200        2,000      CALL   Sole   None    Sole
AON CORP                       COM                037389103       5,393      150,000  SH         Sole   None    Sole
APRIA HEALTHCARE GROUP INC     NOTE 3.375% 9/0    037933AB4      14,033   14,504,000  SH         Sole   None    Sole
ASPEN INSURANCE HOLDINGS LTD   SHS                G05384105       2,866      121,100  SH         Sole   None    Sole
ATMEL CORP                     COM                049513104       2,358      763,000  SH         Sole   None    Sole
BASIC ENERGY SVCS INC NEW      COM AD             06985P100         399       20,000  SH         Sole   None    Sole
BEST BUY INC                   SDCV 2.250% 1/1    086516AF8      24,830   22,769,000  SH         Sole   None    Sole
BEST BUY INC                   COM                086516901       2,775        5,000      CALL   Sole   None    Sole
BEST BUY INC                   COM                086516951       4,288        5,642      PUT    Sole   None    Sole
BORDERS GROUP INC              COM                099709107       2,707      124,900  SH         Sole   None    Sole
BROADCOM CORP                  CL A               111320107       3,385       71,800  SH         Sole   None    Sole
BROCADE COMMUNICATIONS SYS I   NOTE 2.000% 1/0    111621AB4         111      113,000  SH         Sole   None    Sole
CAPITAL AUTOMOTIVE REIT        NOTE 6.000% 5/1    139733AB5      12,809   11,750,000  SH         Sole   None    Sole
CHIRON CORP                    DBCV 2.750% 6/3    170040AJ8      25,763   26,000,000  SH         Sole   None    Sole
CIBER INC                      SDCV 2.875%12/1    17163BAB8      10,944   12,850,000  SH         Sole   None    Sole
CITY NATL CORP                 COM                178566105       4,252       58,700  SH         Sole   None    Sole
COMERICA INC                   COM                200340107       3,962       69,800  SH         Sole   None    Sole
COMMONWEALTH TEL ENTERPRISES   NOTE 3.250% 7/1    203349AB1      24,109   24,500,000  SH         Sole   None    Sole
CONSECO INC                    COM NEW            208464883       1,946       84,000  SH         Sole   None    Sole
COOPER CAMERON CORP            COM                216640102       1,035       25,000  SH         Sole   None    Sole
CORNING INC                    COM                219350105         586       29,800  SH         Sole   None    Sole
DANAHER CORP DEL               NOTE 1/2           235851AF9      48,875   59,534,000  SH         Sole   None    Sole
E M C CORP MASS                COM                268648102       2,472      181,500  SH         Sole   None    Sole
EASTMAN KODAK CO               NOTE 3.375%10/1    277461BE8      33,533   35,000,000  SH         Sole   None    Sole
EASTMAN KODAK CO               COM                277461959       1,278        1,800      PUT    Sole   None    Sole
ENSCO INTL INC                 COM                26874Q100         909       20,500  SH         Sole   None    Sole
FAIR ISAAC CORP                NOTE 1.500% 8/1    303250AD6      18,477   16,500,000  SH         Sole   None    Sole
FAIRMONT HOTELS RESORTS INC    NOTE 3.750% 12/0   305204AB5      18,015   15,500,000  SH         Sole   None    Sole
FLIR SYS INC                   NOTE 3.000% 6/0    302445AB7      22,431   19,042,000  SH         Sole   None    Sole
FMC TECHNOLOGIES INC           COM                30249U101         944       22,000  SH         Sole   None    Sole
FORD MTR CO CAP TR II          PFD TR CV6.5%      345395206      16,385      590,000  SH         Sole   None    Sole
FORD MTR CO DEL                COM PAR $0.01      345370860         232       30,000  SH         Sole   None    Sole
FORD MTR CO DEL                COM PAR $0.01      345370950         345        1,500      PUT    Sole   None    Sole
FRANKLIN RES INC               COM                354613101      26,399      280,811  SH         Sole   None    Sole
FREEPORT-MCMORAN COPPER & GO   NOTE 7.000% 2/1    35671DAK1     157,941   87,745,000  SH         Sole   None    Sole
FREEPORT-MCMORAN COPPER & GO   COM                35671D907       3,450        2,500      CALL   Sole   None    Sole
GENERAL MTRS CORP              DEB SR CV C 33     370442717       7,864      500,000  SH         Sole   None    Sole
GETTY IMAGES INC               SDCV 0.500% 6/0    374276AH6     107,227   52,320,000  SH         Sole   None    Sole
GREY GLOBAL GROUP INC          SDCV 5.000% 10/1   39787MAB4      10,763    9,000,000  SH         Sole   None    Sole
HANOVER COMPRESSOR CO          NOTE 4.750% 1/1    410768AE5       2,852    2,500,000  SH         Sole   None    Sole
HASBRO INC                     DBCV 2.750%12/0    418056AN7       7,540    7,094,000  SH         Sole   None    Sole
HEADWATERS INC                 NOTE 2.875% 6/0    42210PAB8      14,511   11,000,000  SH         Sole   None    Sole
HYDRIL                         COM                448774109       1,722       27,500  SH         Sole   None    Sole
IMCLONE SYS INC                NOTE 1.375% 5/1    45245WAF6      29,305   35,100,000  SH         Sole   None    Sole
INDEPENDENCE CMNTY BK CORP     COM                453414104       1,335       33,600  SH         Sole   None    Sole
INFINEON TECHNOLOGIES AG       SPONSORED ADR      45662N103       1,882      206,800  SH         Sole   None    Sole
INTEGRATED DEVICE TECHNOLOGY   COM                458118106       2,405      182,500  SH         Sole   None    Sole
INTERPUBLIC GROUP COS INC      NOTE 4.500% 3/1    460690AT7      34,972   33,500,000  SH         Sole   None    Sole
INVITROGEN CORP                COM                46185R100       2,199       33,000  SH         Sole   None    Sole
JUNIPER NETWORKS INC           NOTE 6/1           48203RAC8      11,299    9,500,000  SH         Sole   None    Sole
JUNIPER NETWORKS INC           COM                48203R104       2,348      105,300  SH         Sole   None    Sole
KING PHARMACEUTICALS INC       DBCV 2.750% 11/1   495582AG3       8,042    8,250,000  SH         Sole   None    Sole
KLA-TENCOR CORP                COM                482480100       2,501       50,700  SH         Sole   None    Sole
LANDAMERICA FINL GROUP INC     DBCV 3.125% 11/1   514936AB9      28,945   27,000,000  SH         Sole   None    Sole
LANDAMERICA FINL GROUP INC     DBCV 3.250% 5/1    514936AD5       2,523    2,000,000  SH         Sole   None    Sole
LEAR CORP                      NOTE 2/2           521865AG0      21,420   49,443,000  SH         Sole   None    Sole
LINEAR TECHNOLOGY CORP         COM                535678106       2,330       64,600  SH         Sole   None    Sole
LOWES COS INC                  COM                548661107       6,533       98,000  SH         Sole   None    Sole
MAXTOR CORP                    COM NEW            577729205      13,142    1,893,700  SH         Sole   None    Sole
MERCURY INTERACTIVE CORP       NOTE 5/            589405AD1      27,055   26,847,000  SH         Sole   None    Sole
MERRILL LYNCH & CO INC         COM                590188108       1,016       15,000  SH         Sole   None    Sole
NASH FINCH CO                  FRNT 1.631% 3/1 AD 631158AD4       1,995    5,500,000  SH         Sole   None    Sole
NAVISTAR INTL CORP NEW         NOTE 2.500% 12/1   63934EAG3      27,952   27,758,000  SH         Sole   None    Sole
NEKTAR THERAPEUTICS            COM                640268108       5,738      348,600  SH         Sole   None    Sole
NEW YORK CMNTY CAP TR V        BONUSES            64944P307      46,849    1,003,200  SH         Sole   None    Sole
NEXTEL PARTNERS INC            CL A               65333F107       7,010      250,900  SH         Sole   None    Sole
NOVELLUS SYS INC               COM                670008101       1,809       75,000  SH         Sole   None    Sole
PLACER DOME INC                DBCV 2.750%10/1    725906AK7          14       11,000  SH         Sole   None    Sole
PLACER DOME INC                COM                725906101      12,213      532,600  SH         Sole   None    Sole
PROCTER & GAMBLE CO            COM                742718109       8,184      141,400  SH         Sole   None    Sole
QUALCOMM INC                   COM                747525103       2,412       56,000  SH         Sole   None    Sole
QUANTA SVCS INC                SDCV 4.500%10/0    74762EAC6       9,842    7,500,000  SH         Sole   None    Sole
REINSURANCE GROUP AMER INC     PFD TR INC EQ      759351307      17,226      285,000  SH         Sole   None    Sole
SEACOR HOLDINGS INC            DBCV 2.875%12/1    811904AH4      11,617   10,500,000  SH         Sole   None    Sole
SEPRACOR INC                   NOTE 10/1          817315AW4      12,809   13,500,000  SH         Sole   None    Sole
SPDR TR                        UNIT SER 1         78462F103     147,376    1,180,800  SH         Sole   None    Sole
ST JUDE MED INC                DBCV 2.800%12/1    790849AB9      14,948   15,000,000  SH         Sole   None    Sole
SVB FINL GROUP                 COM                78486Q101       4,815      102,800  SH         Sole   None    Sole
TCF FINL CORP                  COM                872275102       4,215      155,300  SH         Sole   None    Sole
TRINITY INDS INC               COM                896522109       5,046      114,500  SH         Sole   None    Sole
VALASSIS COMMUNICATIONS INC    NOTE 1.625% 5/2    918866AK0       6,931   11,200,000  SH         Sole   None    Sole
WAL MART STORES INC            COM                931142103      14,508      310,000  SH         Sole   None    Sole
WELLS FARGO & CO NEW           COM                949746101       4,089       65,078  SH         Sole   None    Sole
ZIONS BANCORPORATION           COM                989701107       4,360       57,700  SH         Sole   None    Sole
                                                              1,338,600





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